Other Liabilities - Summary of Other Liabilities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of other liabilities [abstract]
Net defined benefit liability	€ 483		€ 421
Other post-employment benefits	84		76
Other staff-related liabilities	526		473
Share-based payment plan liabilities	6		9
Other taxation and social security contributions	442		403
Rents received in advance	9		61
Costs payable	2,111		2,272
Amounts to be settled	4,741		6,098
Lease Liabilities	1,507	€ 1,301
Other	2,921		3,697
Other liabilities	12,829 [1]		€ 13,510
Cash outflow for leases	€ 271

[1]

1 The amounts for the period ended December 2019 have been prepared in accordance with IFRS 16. The right-of-use-assets are presented under line-item 'Property and Equipment' and the lease liability is included in line-item 'Other liabilities'. Prior period amounts have not been restated.